CONVERTIBLE DEBT (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Dec. 02, 2011	Oct. 31, 2018	Sep. 30, 2018	Aug. 24, 2016	Dec. 31, 2022	Dec. 31, 2021	Jun. 02, 2021	Feb. 23, 2021
Other Debt Description					The Company’s 1% convertible debentures allow for rolling 30-day extensions until notice is given by the lender to the Company to the contrary
Accrued Interest					$ 98,286	$ 95,886
HEP Investments, LLC
Accrued Interest	$ 14,380,298						$ 2,161,845
Common Shares For Debt Convertible, Price Per Share				$ 8.00			$ 8.00
Convertible Secured Promissory Note Converted Into Common Shares	1,796,287						160,798
Warrants To Purchase Shares Of Common Stock, Exercise Price Per Share	$ 9.60
Convertible Secured Promissory Note Principal Amount	$ 20,000,000
Convertible notes converted into common share							781,524
Principal Amount And Outstanding Debt	4,090,342						$ 4,090,342
Principal Amount And Accrued Interest							6,252,187
Life insurance policy premiums amount per month								$ 2,565
Convertible Secured Promissory Note Principal Amount Funded	$ 18,470,640
Warrants To Purchase Shares Of Common Stock	20,833
Loan Agreement Amount	$ 20,000,000			$ 20,000,000
Restricted Common Stock Price Per Shares	$ 8.00
Warrants Expired	Sep. 30, 2016
Paulson Investment Company, LLC
Common Shares For Debt Convertible, Price Per Share				$ 8.00
Loan Agreement Amount				$ 2,000,000
Restricted Common Stock Price Per Shares				$ 8.00
Funding Received From Related Party				$ 1,250,000
Loans Maturity Amount		$ 650,000	$ 600,000
Finance Fee Cash Percentage Rate Convertible Debt				10.00%
Finance Fee Cash Convertible Debt Year Of Term				5 years
Paulson Investment Company, LLC | Debt Extension and Conversion Agreement
Accrued Interest							$ 436,369
Common Shares For Debt Convertible, Price Per Share							$ 8.00
Convertible Secured Promissory Note Converted Into Common Shares							160,798
Principal Amount And Outstanding Debt							$ 850,000
Principal Amount And Accrued Interest							$ 1,286,369